OTHER PAYABLES AND ACCRUED EXPENSES - Schedule of other payables and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Payroll and other employee related accruals	$ 14,344	$ 16,227
Accrued expenses	12,232	6,829
Government authorities	1,545	1,082
Provision for returns	2,155	1,675
Other	8	10
Total other payables and accrued expenses	$ 30,284	$ 25,823